Significant accounting policies and judgements - Narrative (Details) $ / shares in Units, € in Thousands				1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 03, 2023 shares iteration $ / shares	Sep. 09, 2022 shares iteration $ / shares	Jun. 23, 2022 USD ($) shares	Jul. 31, 2021 shares	Mar. 31, 2021 $ / shares	Dec. 31, 2023 USD ($) tranche subsidiary market segment $ / shares	Dec. 31, 2023 USD ($) tranche subsidiary market segment $ / shares shares		Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($) subsidiary $ / shares		Dec. 31, 2021 USD ($)
Disclosure of voluntary change in accounting policy [line items]
Number of markets | market						27	27
Proceeds from issuance of share capital and other contributed capital			$ 1,417,973,000				$ 0	[1]		$ 1,417,973,000	[1]	$ 582,388,000
Acquisition related costs			$ 97,953,000
Net loss							(1,181,875,000)	[1]		(479,017,000)	[1],[2]	(969,808,000)	[2]
Cash flows from (used in) operating and investing activities							$ (2,311,460,000)			(1,789,995,000)		(450,987,000)
Tax rate effect from change in tax rate							15.00%		15.00%
Effective tax rate value, amount | €									€ 750,000
Revenue							$ 2,368,085,000			2,440,818,000	[2]	1,343,625,000	[2]
Total non-current assets						$ 2,019,452,000	2,019,452,000			1,863,053,000	[3]
Settled during the year							0			0
Released during the year							$ 47,594,000			$ 38,208,000
Number of subsidiaries | subsidiary						32	32			32
Number of reportable segments | segment						1	1
Market securities						$ 0	$ 0			$ 0
Restricted cash						1,834,000	1,834,000			0
Assets related to government grants						4,223,000	4,223,000			3,745,000
Government grants						$ 1,402,000	1,402,000			59,000		309,000
Cost of sales							(2,778,222,000)			$ (2,339,696,000)	[2]	$ (1,332,569,000)	[2]
Benefits paid or payable							$ 4,532,000
Percent share of benefits paid or payable						0.0031903	0.0031903			0.0020597		0.0013056
Number of active policyholders, percentage						0.0008470	0.0008470			0.0007340		0.0004485
Surplus of consolidation level, percentage						1.58	1.58			1.72		1.72
Inventories						$ 927,686,000	$ 927,686,000			$ 630,154,000	[3]
Research and development expense							(157,280,000)			(174,916,000)	[2]	$ (234,019,000)	[2]
Recoverable amount of asset or cash-generating unit						696,950,000	696,950,000
Borrowing costs capitalised							$ 6,881,000			$ 7,920,000
Capitalisation rate of borrowing costs eligible for capitalisation							5.60%		5.60%	8.40%
Individual assets or cash-generating units [member]
Disclosure of voluntary change in accounting policy [line items]
Impairment loss recognised in profit or loss							$ 339,568,000			$ 0		0
Revision of Prior Period, Change in Accounting Principle, Adjustment
Disclosure of voluntary change in accounting policy [line items]
Inventories						3,402,000	$ 3,402,000
Research and development expense						$ (12,485,000)
Restricted Stock Units
Disclosure of voluntary change in accounting policy [line items]
Weighted average share price, share options granted (in usd per share) | $ / shares	$ 3.79	$ 6.72
Performance Stock Units
Disclosure of voluntary change in accounting policy [line items]
Weighted average share price, share options granted (in usd per share) | $ / shares	3.79	6.72
Closing share price (in usd per share) | $ / shares	$ 3.68	$ 7.02
Performance Stock Units | Market-Based Vesting Conditions
Disclosure of voluntary change in accounting policy [line items]
Number of instruments granted in share-based payment arrangement (in shares) | shares	368,732	241,705
Performance Stock Units | Non-Market-Based Vesting Conditions
Disclosure of voluntary change in accounting policy [line items]
Number of instruments granted in share-based payment arrangement (in shares) | shares	1,106,195	644,116
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 3.33	$ 7.93
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Disclosure of voluntary change in accounting policy [line items]
Earn-out rights										$ 598,570,000		0
Closing share price (in usd per share) | $ / shares							$ 11.23
Binomial Lattice Option Pricing Model
Disclosure of voluntary change in accounting policy [line items]
Time-steps, share options granted							1,000		1,000	1,000
Monte Carlo
Disclosure of voluntary change in accounting policy [line items]
Earnout payment term							3 years 11 months 23 days		3 years 11 months 23 days
Number of earn-out tranches | tranche						5	5
Monte Carlo | Performance Stock Units
Disclosure of voluntary change in accounting policy [line items]
Dividend yield, share options granted		0
Expected dividend as percentage, share options granted	0.00%
Implied volatility, share options granted	75.00%	70.00%
Historical average volatility, share options granted	0.635	0.819
Risk free interest rate, share options granted	3.80%	3.50%
Simulation term, share option granted	2 years 8 months 12 days	2 years 3 months 18 days
Number of simulation iterations | iteration	100,000	100,000
Monte Carlo | Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Disclosure of voluntary change in accounting policy [line items]
Earn-out rights							$ 155,402,000			$ 598,570,000
2024-2028 Business Plan
Disclosure of voluntary change in accounting policy [line items]
Growth rate used to extrapolate cash flow projections						15.50%	15.50%
2023-2027 Business Plan
Disclosure of voluntary change in accounting policy [line items]
Discount rate applied to cash flow projections						14.00%	14.00%
2021-2025 Business Plan
Disclosure of voluntary change in accounting policy [line items]
Growth rate used to extrapolate cash flow projections						2.00%	2.00%
Cash flow projections, growth rate duration							10 years		10 years
Maximum
Disclosure of voluntary change in accounting policy [line items]
Deferred compensation arrangement, cash awards, percentage of annual base salary						3	3
Collective funding ratio						1.75	1.75
Maximum | Acquired IP
Disclosure of voluntary change in accounting policy [line items]
Useful life measured as period of time, intangible assets other than goodwill							7 years		7 years
Maximum | Internally developed IP
Disclosure of voluntary change in accounting policy [line items]
Useful life measured as period of time, intangible assets other than goodwill							7 years		7 years
Maximum | Software
Disclosure of voluntary change in accounting policy [line items]
Useful life measured as period of time, intangible assets other than goodwill							8 years		8 years
Minimum
Disclosure of voluntary change in accounting policy [line items]
Collective funding ratio						1.25	1.25
Minimum | Acquired IP
Disclosure of voluntary change in accounting policy [line items]
Useful life measured as period of time, intangible assets other than goodwill							3 years		3 years
Minimum | Internally developed IP
Disclosure of voluntary change in accounting policy [line items]
Useful life measured as period of time, intangible assets other than goodwill							3 years		3 years
Minimum | Software
Disclosure of voluntary change in accounting policy [line items]
Useful life measured as period of time, intangible assets other than goodwill							3 years		3 years
Executives and Key Management
Disclosure of voluntary change in accounting policy [line items]
Long term variable pay program, vesting period							3 years		3 years
Extended Service
Disclosure of voluntary change in accounting policy [line items]
Capitalized contract cost, amortization period							3 years		3 years
Connected Service
Disclosure of voluntary change in accounting policy [line items]
Capitalized contract cost, amortization period							8 years		8 years
Class A Shares
Disclosure of voluntary change in accounting policy [line items]
Issuance of Volvo Cars preference shares (in shares) | shares							58,882,610		58,882,610
Class A Shares
Disclosure of voluntary change in accounting policy [line items]
Shares issued to convertible note holders (in shares) | shares			4,306,466	4,306,466,000
Closing share price (in usd per share) | $ / shares							$ 18			$ 8.04
Class A Shares | Minimum
Disclosure of voluntary change in accounting policy [line items]
Closing share price (in usd per share) | $ / shares							$ 10.00
Class B Shares
Disclosure of voluntary change in accounting policy [line items]
Proceeds from issuance of share capital and other contributed capital										$ 550,000,000
Closing share price (in usd per share) | $ / shares					$ 30.50					$ 8.04
Class C-2 American Depositary Shares
Disclosure of voluntary change in accounting policy [line items]
Fair value of shares issued						$ 1,080,000	$ 1,080,000			$ 10,080,000		$ 0
Stock price per share (in dollars per share) | $ / shares						$ 0.24	$ 0.24			$ 1.12
Fair value measurement input implied volatility						0.88	0.88			0.89
Fair value measurement input risk free rate						0.039	0.039			0.040
Dividend yield, share options granted							0		0	0
Class C-2 American Depositary Shares | Monte Carlo
Disclosure of voluntary change in accounting policy [line items]
Fair value measurement input implied volatility						0.80	0.80			0.75
Fair value measurement input risk free rate						0.039	0.039			0.04
Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of voluntary change in accounting policy [line items]
Shares issued to convertible note holders (in shares) | shares			4,306,466
Number of shares issued (in shares) | shares			294,877,349
Polestar Automotive Holding Limited ("Former Parent") | Class B Shares
Disclosure of voluntary change in accounting policy [line items]
Number of shares issued (in shares) | shares			1,642,233,575
Polestar Automotive Holding Limited ("Former Parent") | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of voluntary change in accounting policy [line items]
Proportion of ownership interest in joint venture							88.30%		88.30%	89.20%		94.10%
External Investors | Polestar Automotive Holding UK PLC ("Parent")
Disclosure of voluntary change in accounting policy [line items]
Proportion of ownership interest in joint venture							11.70%		11.70%	10.80%		5.90%
Gores Guggenheim, Inc.
Disclosure of voluntary change in accounting policy [line items]
Proceeds from issuance of share capital and other contributed capital			$ 638,197,000
Acquisition related costs			$ 59,050,000
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of voluntary change in accounting policy [line items]
Stock per unit outstanding (in shares) | shares			1
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Gores Guggenheim Class A Common Stock Exchanged For Class A Ordinary Shares
Disclosure of voluntary change in accounting policy [line items]
Number of shares issued (in shares) | shares			63,734,797
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Gores Guggenheim Class F Common Stock Exchanged For Class A Ordinary Shares
Disclosure of voluntary change in accounting policy [line items]
Number of shares issued (in shares) | shares			18,459,165
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Gores Guggenheim Public Warrants Exchanged For Class C-1 Ordinary Shares
Disclosure of voluntary change in accounting policy [line items]
Number of shares issued (in shares) | shares			15,999,965
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Gores Guggenheim Private Warrants Exchanged For Class C-2 Ordinary Shares
Disclosure of voluntary change in accounting policy [line items]
Number of shares issued (in shares) | shares			9,000,000
Gores Guggenheim, Inc. | Polestar Automotive Holding UK PLC ("Parent") | Gores Guggenheim Public Warrants
Disclosure of voluntary change in accounting policy [line items]
Stock per unit outstanding (in shares) | shares			0.20
Third-Party Investors | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of voluntary change in accounting policy [line items]
Number of shares issued (in shares) | shares			25,423,445
Volvo Cars | Class A Shares
Disclosure of voluntary change in accounting policy [line items]
Proceeds from issuance of share capital and other contributed capital			$ 588,826,000
Volvo Cars | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of voluntary change in accounting policy [line items]
Issuance of Volvo Cars preference shares (in shares) | shares			58,882,610,000
Volvo Cars | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of voluntary change in accounting policy [line items]
Number of shares issued (in shares) | shares			1,117,390
Third-Party Investors And Volvo Cars | Class A Shares
Disclosure of voluntary change in accounting policy [line items]
Proceeds from issuance of share capital and other contributed capital			$ 250,000,000
Third-Party Investors And Volvo Cars | Polestar Automotive Holding UK PLC ("Parent") | Class A Shares
Disclosure of voluntary change in accounting policy [line items]
Number of shares issued (in shares) | shares			26,540,835

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[3]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.